Segment Information - Disclosure of Contribution of Revenue More than 10% from Geographical Areas (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of operating segments [line items]
Revenue	₨ 926,240	$ 9,871	₨ 890,884	₨ 897,603
Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	928,093		890,916	897,943
Operating Segments [member] | Revenue greater than 10% percent benchmark
Disclosure of operating segments [line items]
Revenue	650,227		625,184	621,353
Operating Segments [member] | United States of America [member]
Disclosure of operating segments [line items]
Revenue	553,186		529,943	512,740
Operating Segments [member] | United Kingdom [member]
Disclosure of operating segments [line items]
Revenue	₨ 97,041		₨ 95,241	₨ 108,613